Financial instruments - classification - financial assets forming a component of ESG-linked loans (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lending subject to performance triggers
Financial instruments - classification
Carrying value, Financial assets	£ 22,600.0	£ 13,900.0
Reduction in cash flows	2.5
Sustainability-linked loans
Financial instruments - classification
Carrying value, Financial assets	£ 6,500.0	5,000.0
Positive impact on product margin	0.032%
Negative impact on product margin	0.039%
Reduction in cash flows	£ 2.5
Other products
Financial instruments - classification
Carrying value, Financial assets	£ 16,100.0	£ 8,900.0